Long-Term Investments (Details) - Schedule of ownership percentages of investee	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Braingenesis Biotechnology Co., Ltd. [Member]
Long-Term Investments (Details) - Schedule of ownership percentages of investee [Line Items]
Ownership percentage	0.17%	0.17%	0.17%
Accounting treatments	Cost Method	Cost Method
Genepharm Biotech Corporation [Member]
Long-Term Investments (Details) - Schedule of ownership percentages of investee [Line Items]
Ownership percentage	0.70%	0.70%	0.70%
Accounting treatments	Cost Method	Cost Method
BioHopeKing Corporation [Member]
Long-Term Investments (Details) - Schedule of ownership percentages of investee [Line Items]
Ownership percentage	5.90%	5.90%	5.90%
Accounting treatments	Cost Method	Cost Method
BioFirst Corporation [Member]
Long-Term Investments (Details) - Schedule of ownership percentages of investee [Line Items]
Ownership percentage	15.99%	15.99%	15.99%
Accounting treatments	Equity Method	Equity Method
Rgene Corporation [Member]
Long-Term Investments (Details) - Schedule of ownership percentages of investee [Line Items]
Ownership percentage	31.62%	31.62%	31.62%
Accounting treatments	Equity Method	Equity Method